Description of the Business	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business

Note 1. DESCRIPTION OF THE BUSINESS

On May 23, 2022 (the “Closing Date”), MSP Recovery, Inc. d/b/a LifeWallet, a Delaware corporation (formerly known as Lionheart Acquisition Corporation II (“LCAP”)) consummated the previously announced business combination pursuant to that certain Membership Interest Purchase Agreement, dated as of July 11, 2021, as amended (the “MIPA”), by and among the Company, Lionheart II Holdings, LLC, a wholly owned subsidiary of the Company, MSP Recovery, LLC, and combined and consolidated subsidiaries (“Legacy MSP”), the members of Legacy MSP (the “Members”), and John H. Ruiz, in his capacity as the representative of the Members (the “Members’ Representative”). Pursuant to the MIPA, the Members sold and assigned all of their membership interests in Legacy MSP to the Company in exchange for non-economic voting shares of Class V common stock, par value $0.0001, of the Company (“Class V Common Stock”) and non-voting economic Class B Units of Opco (“Class B Units,” and each pair consisting of one share of Class V Common Stock and one Class B Unit, an “Up-C Unit”) (such transaction, the “Business Combination”). The Up-C Units are convertible into Class A Common Stock of the Company at the discretion of the holder of the Up-C Unit. See Note 3, Business Combination, for details. Subsequent to the Closing Date, the Company’s sole asset is its equity interest in MSP Recovery, LLC. The Company is the managing member and therefore consolidates Legacy MSP.

Legacy MSP was organized in 2014 as a Medicaid and Medicare Secondary Payer Act recovery specialist. The Company utilizes its proprietary internal data analytics platform to review health Claims assigned by secondary payers such as health plans, MSOs, providers of medical services, and independent physicians associations. This platform allows the Company to identify Claims cost recovery rights with potential recovery paths where Claims either should not have been paid by the secondary payers or should have been reimbursed by third-party entities.

MSP Recovery is assigned recovery rights to Claims by secondary payers via CCRAs. Prior to executing a CCRA, MSP Recovery utilizes its proprietary internal data analytics platform to review the set of Claims of a prospective Assignor to identify Claims with probable recovery paths. MSP Recovery’s assets are these irrevocable broad assignments of health Claims recovery rights that are supported by federal and state laws and regulations. MSP Recovery’s offices are located in the U.S. and Puerto Rico.

Amendments to the Working Capital Credit Facility

On August 2, 2024, Subrogation Holdings entered into a letter agreement where the parties have set out the terms to amend the Working Capital Credit Facility (the “HPH Letter Agreement”) with HPH, which: (i) extended the period to draw up to $23.3 million (with a 40% original issue discount) for working capital, accessible in eight tranches of $1.75 million, that can be drawn at least one month apart, until September 2025; and (ii) provides for a $3.3 million loan (with a 40% original issue discount) to be funded by August 31, 2024 for the purpose of acquiring additional Claims (the “New Claims”) that will further collateralize the Working Capital Credit Facility (collectively, (i) and (ii) the “Operational Collection Floor”). The parties have agreed that such amendment to the Working Capital Credit Facility shall be agreed and entered into at a later date, based on the terms outlined in the HPH Letter.

In addition, the Company will retain the right to monetize the New Claims with a third party sale only if the aggregate consideration is greater than an amount agreed to by HPH (the “Hazel Floor Price”), and such proceeds to be used to: (1) pay down the Operational Collection Floor, (2) to the extent proceeds are in excess of Hazel Floor Price, 50% to the Company for operational expenses and 50% to pay down Term Loan A and Term Loan B of the Working Capital Credit Facility, and (3) in the event only 50% of New Claims are monetized, then such proceeds to be used to pay down the Operational Collection Floor and to the extent any proceeds in excess of 50% of the Hazel Floor Price are available, 50% of such excess shall be made available to the Company for operational expenses and 50% of such excess shall be used to further pay down the Operational Collection Floor, and then to pay down Term Loan A and Term Loan B of the Working Capital Credit Facility.

Amounts borrowed and obligations under the Working Capital Credit Facility are secured by a pledge of proceeds from certain Claims in the Company’s Claims portfolio, with the lien securing the Purchase Money Loan being subordinated and junior to the lien securing the Working Capital Credit Facility. Pursuant to the Second Amended and Restated First Lien Credit Agreement, and in order to secure those additional advances of Term Loan B beginning in January 2024, the following was provided as additional collateral: (i) a pledge of proceeds from certain Claims in the Company’s Claims portfolio, up to $14 million; (ii) a pledge of the equity interests in an Affiliate of Messrs. John H. Ruiz and Frank C. Quesada; (iii) a mortgage on real property owned by an Affiliate of Messrs. John H. Ruiz and Frank C. Quesada (the “Mortgage”); and (iv) a personal guaranty by Messrs. John H. Ruiz and Frank C. Quesada, as primary obligors, guaranteeing those additional advances of Term Loan B beginning in January 2024 (the “Personal Guaranty”). Pursuant to the HPH Letter Agreement, Term Loan A and Term Loan B of the Working Capital Credit Facility are subordinated to the Operational Collection Floor and collateralized by the New Claims. Once: (x) the principal amount of the Operational Collection Floor has been repaid in full (including any original issue discount), or (y) the drawn amounts under the Operation Collection Floor as of December 31, 2024 are repaid in full (on a drawn and funded basis) on a dollar per dollar basis by such date, HPH shall fully release the Mortgage and the Personal Guarantee.

On August 2, 2024, the Company received funding of $3.5 million under the Operational Collection Floor for July and August 2024, leaving another $10.5 million of capacity under the Operational Collection Floor.

Virage Recovery Participation, LP Warrant

In partial satisfaction of amounts owed by the Company pursuant to that certain Services Agreement dated May 20, 2022 between Virage and the Company, on May 23, 2024, the Company issued the following unregistered equity securities to Virage Recovery Participation, LP (“VRP”): (i) 500,000 shares of the Company’s Class A Common Stock, par value $0.0001 per share to VRP; and (ii) a warrant to purchase 2,500,000 shares of the Company’s Class A Common Stock, par value $0.0001 per share at a purchase price of $0.0001 per share (the “VRP Warrant”) to Virage Recovery Participation LP . The VRP Warrant is exercisable for two years from the date of issuance.

Notice of Non-Compliance with Nasdaq Listing Requirements

On June 7, 2024, the Company was notified by Nasdaq Listing Qualifications staff (the “Staff”) that the Company was non-compliant with Nasdaq’s Bid Price Requirement as the closing bid price for the Company’s Class A Common Stock had fallen below $1.00 per share for 30 consecutive business days (April 25, 2024 through June 6, 2024). Pursuant to Nasdaq Marketplace Rule 5810(c)(3)(A), the Company is provided with a compliance cure period of 180 calendar days, or until December 4, 2024, to regain compliance with the Bid Price Requirement.

If the Company does not regain compliance during such 180-day compliance period, the Company may be eligible to transfer its listing to the Nasdaq Capital Market, so as to take advantage of the additional 180-day compliance period offered on that market, provided that the Company meets the continued listing requirement for market value of publicly held shares and all other applicable initial listing standards for Nasdaq, and provides a written notice of its intention to cure this deficiency during the second compliance period, including by effecting a reverse stock split, if necessary. If it appears to Nasdaq that the Company will not be able to cure the deficiency, or if the Company is otherwise not eligible, it will receive written notification that its securities are subject to delisting. At that time, the Company may appeal the delisting determination to a hearings panel pursuant to the procedures set forth in the applicable Nasdaq Listing Rules.

The Company intends to actively monitor its bid price and will consider available options to resolve the deficiency and regain compliance with the Nasdaq Listing Rules, including by effecting a reverse stock split, if necessary.

In 2023, the Staff notified the Company of non-compliance with Nasdaq’s Bid Price Requirement and Nasdaq’s Listing Rules as a result of having not timely filed periodic reports; however, by October 27, 2023, the Company had regained compliance with all applicable listing standards.

Recent Settlements

On March 1, 2024, the Company reached a comprehensive settlement (the “March 2024 Settlement”) with 28 affiliated property and casualty insurers (“P&C Insurers”). On April 18, 2024, the Company reached a comprehensive settlement (the “April 2024 Settlement”) with a separate group of affiliated P&C Insurers. On July 16, 2024, the Company reached a comprehensive settlement (the “July 2024 Settlement”) with five affiliated P&C Insurers. The terms of the confidential settlement agreements include:

•
The P&C Insurers’ agreement to provide historical data for claimants and also assist the Company in reconciling its relevant current and future assigned Medicare claims;
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An agreement to resolve cooperatively, or through binding mediation, relevant Medicare Claims (liens) that the Company owns today and/or in the future;
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The P&C Insurers’ agreement that they are primary payers for any unreimbursed Medicare lien that the Company identifies from data sharing, and the P&C Insurers’ agreement to assign all rights to collect against other third parties that either failed to pay liens or collected twice from Medicare funds and the P&C Insurers; and
•
A confidential cash payment to settle historical Claims.

Under the March 2024 Settlement and July 2024 Settlement, the settling P&C Insurers also agreed to implement the Company’s MSP Recovery Clearinghouse solution.

The revenue generated from the March 2024 Settlement and April 2024 Settlement is included within the Claims recovery income in the condensed consolidated statement of operations for the six months ended June 30, 2024.

Yorkville Purchase Agreement and Yorkville Standby Equity Purchase Agreement

On January 6, 2023, the Company entered into a Company Common Stock Purchase Agreement (the “Yorkville Purchase Agreement”) with YA II PN, Ltd., a Cayman Island exempted company (“Yorkville”). Pursuant to the Yorkville Purchase Agreement, the Company has the right to sell to Yorkville from time to time at its option up to $1 billion in shares of the Company’s Class A Common Stock, subject to the terms, conditions, and limitations set forth in the Yorkville Purchase Agreement.

On November 14, 2023, the Company entered into the Standby Equity Purchase Agreement (as amended, the “Yorkville SEPA”) with Yorkville, which fully amended and restated the Yorkville Purchase Agreement described above. Pursuant to the Yorkville SEPA, the Company has the right to sell to Yorkville up to $250.0 million of its shares of common stock, subject to certain limitations and conditions set forth in the Yorkville SEPA, from time to time during the term of the Yorkville SEPA. Sales of the shares of common stock to Yorkville under the Yorkville SEPA, and the timing of any such sales, are at the Company’s option, and the Company is under no obligation to sell any shares of common stock to Yorkville under the Yorkville SEPA except in connection with notices that may be submitted by Yorkville, in certain circumstances as described below.

Convertible Notes

In connection with the Yorkville SEPA, and subject to the condition set forth therein, Yorkville agreed to advance to the Company in the form of convertible promissory notes (the “Convertible Notes”) an aggregate principal amount of $15.0 million. On November 14, 2023, the Company issued a Convertible Note to Yorkville (“Note #1”) in the principal amount of $5.0 million, resulting in proceeds to us of $4.73 million. On December 11, 2023, we issued a Convertible Note to Yorkville in the principal amount of $5.0 million, resulting in proceeds to us of $4.75 million. On April 8, 2024, we issued a third Convertible Note to Yorkville in the principal amount of $5.0 million, resulting in net proceeds to us of $4.75 million.

Interest shall accrue on the outstanding balance of any Convertible Notes at an annual rate equal to 5.0%, subject to an increase to 18% upon an event of default as described in the Convertible Notes, and is payable upon maturity or upon the occurrence of a Trigger Event. The maturity date of each Convertible Note will be September 30, 2025, and may be extended at the option of Yorkville. Yorkville may convert the Convertible Notes into shares of the Company’s common stock at a conversion price equal to the lower of 120% of VWAP the day prior to the date of the closing of each tranche (the “Fixed Price”) or 95% of the lowest daily VWAP during the seven consecutive trading days immediately preceding the conversion (the “Conversion Price”), which in no event may the Conversion Price be lower than 20% of the closing price the trading day immediately prior to the signing of the definitive documents.

Sales of Common Stock

Pursuant to the terms and conditions set forth in the Yorkville SEPA, the Company has the right, but not the obligation, from time to time at its discretion until the Yorkville SEPA is terminated to direct Yorkville to purchase a specified number of shares of common stock (“Advance”) by delivering written notice to Yorkville (“Advance Notice”). While there is no mandatory minimum amount for any Advance, it may not exceed an amount equal to 100% of the average of the daily traded amount during the five consecutive trading days immediately preceding an Advance Notice.

The shares of common stock purchased pursuant to an Advance delivered by the Company will be purchased at a price equal to (i) 98% of the VWAP of the shares of common stock on the applicable date of delivery of the Advance Notice during regular trading hours on such date or (ii) 97% of the lowest daily VWAP of the shares of common stock during the three consecutive trading days commencing on the date of the delivery of the Advance Notice, other than the daily VWAP on a day in which the daily VWAP is less than a minimum acceptable price as stated by the Company in the Advance Notice or there is no VWAP on the subject trading day. The Company may establish a minimum acceptable price in each Advance Notice below which the Company will not be obligated to make any sales to Yorkville.

During both the three and six months ended June 30, 2024, the Company sold 1,809,102 shares to Yorkville pursuant to Investor Notices delivered under the Yorkville SEPA at prices between $0.58 and $0.84 per share, and the proceeds were used to: (i) reduce amounts owing under Yorkville Note #1 by $0.5 million and $0.1 million of principal and interest, respectively, and (ii) $0.6 million of payment to reduce amounts owing under the Third Amended and Restated Nomura Promissory Note.

The Company has the right to sell to Yorkville up to $250 million of its Class A Common Stock until the termination of the Yorkville SEPA. As of the date of this filing, approximately 4.5 million shares have been sold to Yorkville under the Yorkville SEPA. As the Company has registered 50 million shares for resale by Yorkville, and based on the closing price of $0.30 on August 9, 2024 of the Class A Common Stock, the Company estimates its current additional capacity under the Yorkville SEPA to be approximately $13.6 million, subject to, among other things, the liquidity and price fluctuation of our Class A Common Stock, Trigger events and events of default under the Yorkville SEPA. As described below, currently proceeds from Yorkville SEPA are being used to pay down the Third Amended and Restated Nomura Note and the Yorkville Convertible Notes.

Use of Proceeds of SEPA – Nomura Note, Third Virage MTA Amendment

As required pursuant to the Second Amended and Restated Nomura Note (defined in Note 3, Business Combination), 50% of the aggregate proceeds under the Yorkville SEPA will be used to pay amounts outstanding thereunder (first towards accrued and unpaid interest, if any, then towards principal) and the remaining 50% of such proceeds will be used to pay amounts due under the Convertible Notes, if any, or be paid to the Company after the Convertible Notes are fully repaid. Pursuant to the Third Virage MTA Amendment, 25% of the Company’s portion of any net proceeds from the Yorkville SEPA would be used to pay down the VRM Full Return after the Convertible Notes are fully satisfied.

In addition, upon the occurrence and during the continuation of an event of default, the Convertible Notes shall become immediately due and payable and the Company shall pay to Yorkville the principal and interest due thereunder. Events of default include, among others: (i) the Class A Common Stock shall cease to be quoted or listed for trading, as applicable, on any primary market for a period of ten (10) consecutive Trading Days (the Company is currently quoted and listed for trading on the NASDAQ) and (ii) failure to timely file with the SEC any periodic report on or before the due date of such filing as established by the SEC, including extensions under Rule 12b-25 under the Exchange Act. In no event shall Yorkville be allowed to effect a conversion if such conversion, along with all other shares of common stock beneficially owned by Yorkville and its affiliates would exceed 9.99% of the outstanding shares of the common stock of the Company. If any time on or after November 14, 2023: (i) the daily VWAP is less than $0.50 (the “Floor Price” as lowered pursuant to the Yorkville Letter Agreement) for ten consecutive trading days (“Floor Price Trigger”), or (ii) the Company has issued substantially all of the shares available under the Exchange Cap (as defined below) (“Exchange Cap Trigger”) or (iii) the Parent is in material breach of the Registration Rights Agreement, dated November 14, 2023, by and between Yorkville and the Company (the “Registration Rights Agreement”) and such breach remains uncured for a period of twenty trading days, or (iv) the occurrence of an “Event” (as defined in the Registration Rights Agreement) (“Registration Event Trigger” and collectively with the Floor Price Trigger and the Exchange Cap Trigger, the “Trigger”), then the Company shall make monthly payments to Yorkville beginning on the seventh trading day after the Trigger and continuing monthly in the amount of $1.5 million plus a 5.0% premium and accrued and unpaid interest. The Exchange Cap Trigger will not apply in the event the Company has obtained the approval from its stockholders in accordance with the rules of Nasdaq Stock Market for the issuance of shares of common stock pursuant to the transactions contemplated in the Convertible Note and the Yorkville SEPA in excess of 19.99% of the aggregate number of shares of common stock issued and outstanding as of the effective date of the Yorkville SEPA (the “Exchange Cap”).

Yorkville, at its discretion and providing that there is a balance remaining outstanding under the Convertible Notes, may deliver a notice under the Yorkville SEPA requiring the issuance and sale of shares of common stock to Yorkville at the Conversion Price in consideration of an offset of the Convertible Notes (“Yorkville Advance”). Yorkville, in its sole discretion, may select the amount of any Yorkville Advance, provided that the number of shares issued does not cause Yorkville to exceed the 9.99% ownership limitation and does not exceed the Exchange Cap or the amount of shares of common stock that are registered. As a result of a Yorkville Advance, the amounts payable under the Convertible Notes will be offset by such amount subject to each Yorkville Advance.

The Company will control the timing and amount of any sales of shares of common stock to Yorkville, except with respect to Yorkville Advances. Actual sales of shares of common stock to Yorkville as an Advance under the Yorkville SEPA will depend on a variety of factors to be determined by the Company from time to time, which may include, among other things, market conditions, the trading price of the Company’s common stock and determinations by the Company as to the appropriate sources of funding for our business and operations.

Amendment to SEPA and Convertible Notes – Yorkville Letter Agreement

On April 8, 2024, the Company and Yorkville agreed to an amendment to the Yorkville SEPA and Convertible Notes (the “Yorkville Letter Agreement”) in which: (i) the Floor Price Trigger (as defined below) was reduced from $1.28 to $1.00; (ii) the Floor Price Trigger (as defined below) for the 10-day period ending February 5, 2024 has been cured and the monthly payment of $1.5 million that would have been due, was waived; and (iii) the maturity date of the Convertible Notes was extended to September 30, 2025 and may be extended at the option of Yorkville. On April 12, 2024, Yorkville further agreed that, to the extent that it holds Class A Common Stock in such quantities that would prevent the Company from utilizing the SEPA solely due to the Ownership Limitation, Yorkville commits to fund an additional advance in the principal amount of $13.0 million on the same terms and conditions as the previous advances pursuant to the Yorkville SEPA. On May 2, 2024, the Company and Yorkville reached an agreement to reduce the Floor Price (as defined below) under the Yorkville SEPA from $1.00 to $0.50. On July 11, 2024, the daily VWAP for our Class A Common Stock had been below the Floor Price for ten consecutive trading days, resulting in a Floor Price Trigger. On July 12, 2024, Yorkville agreed to extend the due date for the first Monthly Payment, due as a result of the Floor Price Trigger, to September 11, 2024. On August 13, 2024, the Company and Yorkville reached an agreement to reduce the Floor Price under the Yorkville SEPA from $0.50 to $0.15, thereby curing the Floor Price Trigger pursuant to the terms of the Yorkville SEPA.

Yorkville SEPA Termination

The Yorkville SEPA will automatically terminate on the earliest to occur of: (i) the first day of the month following the 36-month anniversary of the date of the Yorkville SEPA or (ii) the date on which Yorkville shall have made payment of Advances pursuant to the Yorkville SEPA for shares of common stock equal to $250.0 million. The Company has the right to terminate the Yorkville SEPA at no cost or penalty upon five (5) trading days’ prior written notice to Yorkville, provided that there are no outstanding Advance Notices for which shares of common stock need to be issued and the Company has paid all amounts owed to Yorkville pursuant to the Convertible Notes. The Company and Yorkville may also agree to terminate the Yorkville SEPA by mutual written consent. Neither the Company nor Yorkville may assign or transfer the Company’s respective rights and obligations under the Yorkville SEPA, and no provision of the Yorkville SEPA may be modified or waived by the Company or Yorkville other than by an instrument in writing signed by both parties.

The Yorkville SEPA contains customary representations, warranties, conditions, and indemnification obligations of the parties. The representations, warranties, and covenants contained in such agreements were made only for purposes of such agreements and as of specific dates, were solely for the benefit of the parties to such agreements and may be subject to limitations agreed upon by the contracting parties.

The net proceeds under the Yorkville SEPA to the Company will depend on the frequency and prices at which the Company sells its shares of Class A Common Stock to Yorkville. The Company expects that any proceeds received from such sales to Yorkville will be used for working capital and general corporate purposes.

Yorkville SEPA – Embedded Derivative

Certain features of the Yorkville SEPA have been identified and classified as an embedded derivative, which are classified as a liability in accordance with ASC 815 and valued in accordance with ASC 470, Debt. These features classified as an embedded derivative include payment and redemption premiums, increase in interest rate in the event of default and accelerated payments as a result of Trigger events. Per ASC 815, in circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, combined derivative instrument. The fair value of the combined embedded derivative was $128.0 thousand as of June 30, 2024. For the three months ended June 30, 2024, the fair value of the embedded derivative decreased resulting in other income of $75.0 thousand and for the six months ended June 30, 2024, the fair value of the embedded derivative increased resulting in other loss of $78.0 thousand.

Liquidity - Going Concern Analysis

As an early-stage growth company, the Company has incurred substantial net losses since inception. As of June 30, 2024, the Company had unrestricted cash totaling $7.1 million. The Company has incurred recurring losses and negative cash flows since inception and has an accumulated deficit of $129.6 million as of June 30, 2024. For the six months ended June 30, 2024, the Company used approximately $11.2 million of cash in operations. The Company’s liquidity will depend on the ability to generate substantial Claims recovery income and Claims recovery services income in the near future, the timing and amount of which is uncertain, as well as its ability to secure funding from additional third-party capital sources. The Company’s principal liquidity needs have been working capital, debt service, and Claims financing obligations.

The Company anticipates sources of liquidity to include the Working Capital Credit Facility and the Yorkville SEPA as disclosed in Note 10, Claims Financing Obligations and Notes Payable, and has taken several actions to address liquidity concerns, including actions enumerated below. However, as discussed further below, the Company has concluded management’s plans were not sufficient to alleviate the substantial doubt:

1.
On March 29, 2023, the Company’s subsidiary, Subrogation Holdings and its parent, MSP Recovery, entered into the Working Capital Credit Facility consisting of commitments to fund up to $48 million in proceeds. Certain terms were amended to the Working Capital Credit Facility, which were memorialized in the Second Amended and Restated First Lien Credit Agreement dated November 10, 2023. See summary in “Hazel Working Capital Credit Facility and Hazel Purchase Money Loan” in Note 10, Claims Financing Obligations and Notes Payable. On August 2, 2024, HPH agreed to, among other things, (i) extend the period for the Company draw up to $14 million for working capital, accessible in eight tranches of $1.75 million, that can be drawn at least one month apart, until September 2025 and (ii) provide for a $2.0 million loan to be funded by August 31, 2024 for the purpose of acquiring the New Claims.

2.
On November 13, 2023, the Company entered into the MTA Amendment No. 2 and Amendment to the Amended and Restated Security Agreement (“Second Virage MTA Amendment”), which extended the due date for the payment obligations to Virage to December 31, 2024. See summary in Note 4, Asset Acquisitions. On April 1, 2024, the Company entered into the MTA Amendment No. 3 and Amendment No. 2 to the Amended and Restated Security Agreement (“Third Virage MTA Amendment”), which: (i) extended the VRM Full Return payment due date to September 30, 2025, subject to acceleration upon certain triggering events; (ii) the Company agreed that, after the Convertible Notes are fully satisfied, 25% of the Company’s portion of any net proceeds from the Yorkville SEPA would be used to pay down the VRM Full Return; and (iii) commence the sale of certain reserved shares of Messrs. John H. Ruiz and Frank C. Quesada, and the delivery of the resulting net cash proceeds thereof to VRM.
3.
On November 13, 2023, the Company entered into the Second Amended and Restated Nomura Note, which extended the maturity date of the Nomura Note to December 31, 2024. See summary in Note 10, Claims Financing Obligations and Notes Payable. On March 26, 2024, the Company entered into the Third Amended and Restated Nomura Note (defined in Note 3, Business Combination), which extended the maturity date of the Nomura Note to September 30, 2025.
4.
On November 14, 2023, the Company entered into the Yorkville SEPA, which included the issuance of Convertible Notes to Yorkville having aggregate principal amounts of up to $15.0 million in connection with the purchase of Class A Common Stock. See summary in “Committed Equity Facility” within Note 10, Claims Financing Obligations and Notes Payable. On April 8, 2024, the maturity date of the Convertible Notes was extended to September 30, 2025.

The Company has concluded that, despite the aforementioned financing arrangements, there is substantial doubt about its ability to continue as a going concern. Unless we are successful in raising additional funds through the offering of debt or equity securities, we have concluded it is probable we will be unable to continue to operate as a going concern beyond the next twelve months. In the event that the Company receives an audit report from its independent registered public accounting firm with an emphasis of matter paragraph as to going concern in connection with the Company’s audited annual financial statements, such event would result in an event of default in the aforementioned debt agreements, which would result in the debt becoming immediately due.

Note 1. DESCRIPTION OF THE BUSINESS

On May 23, 2022 (the “Closing Date”), MSP Recovery, Inc. d/b/a LifeWallet, a Delaware corporation (formerly known as Lionheart Acquisition Corporation II (“LCAP”)) consummated the previously announced business combination pursuant to that certain Membership Interest Purchase Agreement, dated as of July 11, 2021, as amended (the “MIPA”), by and among the Company, Lionheart II Holdings, LLC, a wholly owned subsidiary of the Company, MSP Recovery, LLC and combined and consolidated subsidiaries (“Legacy MSP”), the members of Legacy MSP (the “Members”), and John H. Ruiz, in his capacity as the representative of the Members (the “Members’ Representative”). Pursuant to the MIPA, the Members sold and assigned all of their membership interests in Legacy MSP to the Company in exchange for non-economic voting shares of Class V common stock, par value $0.0001, of the Company (“Class V Common Stock”) and non-voting economic Class B Units of Opco (“Class B Units,” and each pair consisting of one share of Class V Common Stock and one Class B Unit, an “Up-C Unit”) (such transaction, the “Business Combination”). The Up-C Units are convertible into Class A Common Stock of the Company at the discretion of the holder of the Up-C Unit. See Note 3, Business Combination, for details. Subsequent to the Closing Date, the Company’s sole asset is its equity interest in MSP Recovery, LLC. The Company is the managing member and therefore consolidates Legacy MSP.

Legacy MSP was organized in 2014 as a Medicaid and Medicare Secondary Payer Act recovery specialist. The Company utilizes its proprietary internal data analytics platform to review health Claims assigned by secondary payers such as health plans, MSOs, providers of medical services, and independent physicians associations. This platform allows the Company to identify Claims cost recovery rights with potential recovery paths where Claims either should not have been paid by the secondary payers or should have been reimbursed by third-party entities.

MSP Recovery is assigned recovery rights to Claims by secondary payers via CCRAs. Prior to executing a CCRA, MSP Recovery utilizes its proprietary internal data analytics platform to review the set of Claims of a prospective Assignor to identify Claims with probable recovery paths. MSP Recovery’s assets are these irrevocable broad assignments of health Claims recovery rights that are supported by federal and state laws and regulations. MSP Recovery’s offices are located in the U.S. and Puerto Rico.

2023 Reverse Stock Split

Effective at 11:59 PM EDT on October 12, 2023, the Company amended its Second Amended and Restated Certificate of Incorporation filed with the Secretary of State of the State of Delaware to effect a 1-for-25 reverse stock split of the Company’s common stock (the “Reverse Split”). The Company’s Class A Common Stock began trading post split on October 13, 2023 under the same symbol, LIFW. As a result of the Reverse Split, every 25 shares of the Company’s old common stock were converted into one share of the Company’s new common stock. Fractional shares resulting from the Reverse Split were rounded up to the nearest whole number. The Reverse Split automatically and proportionately adjusted, based on the 1-for-25 split ratio, all issued and outstanding shares of the Company’s common stock, as well as the terms of warrants and other derivative securities outstanding at the time of the effectiveness of the Reverse Split. Proportionate adjustments were made to the per share exercise price and the number of shares issuable upon the exercise of all outstanding stock options and warrants to purchase shares of common stock. Share and per share data (except par value) for the periods presented reflect the effects of the Reverse Split. References to numbers of shares of common stock and per share data in the accompanying financial statements and notes thereto for periods ended prior to October 13, 2023 have been adjusted to reflect the Reverse Split on a retroactive basis. Unless otherwise noted, the share and per share information in this Annual Report have been adjusted to give effect to the one-for-twenty-five (1-for-25) Reverse Split.

Compliance with Nasdaq Listing Requirements

On April 24, 2023, the Company was notified by Nasdaq Listing Qualifications staff (the “Staff”) that the Company was non-compliant with Nasdaq Listing Rule 5250(c)(1) as a result of not having timely filed its 2022 Form 10-K. The Company was also deemed non-compliant with Nasdaq’s Bid Price Requirement as the closing bid price for the Company’s Class A Common Stock had fallen below $1.00 per share for 30 consecutive business days (March 13, 2023 through April 23, 2023). Pursuant to Nasdaq Marketplace Rule 5810(c)(3)(A), the Company was provided with a compliance cure period of 180 calendar days, or until October 23, 2023, to regain compliance with the Bid Price Requirement. On July 27, 2023, the Company filed its 2022 Form 10-K.

On May 24, 2023, the Company was notified by Nasdaq that it was not in compliance with the requirements of Nasdaq Listing Rule 5250(c) as a result of not having timely filed its Form 10-Q for the period ended March 31, 2023 with the SEC. On August 7, 2023, Nasdaq granted the Company an extension until August 30, 2023 to file its Quarterly Reports on Form 10-Q for the quarters ending March 31, 2023 and June 30, 2023. On August 16, 2023, the Company was notified by Nasdaq that it was not in compliance with the requirement of Nasdaq Listing Rule 5250(c)(1) as a result of not having timely filed its Form 10-Q for the period ended June 30, 2023 with the SEC. On August 17, 2023, the Company filed its Quarterly Report on Form 10-Q for the period ending March 31, 2023. The Company has regained compliance with such rule as a result of the filing of the Quarterly Report on Form 10-Q for the period ended June 30, 2023 on August 30, 2023. On August 31, 2023, the Company was notified by Nasdaq that it regained compliance with Nasdaq Listing Rule 5250(c)(1) after having filed its 2022 Form 10-K, and Quarterly Reports on Form 10-Q for the quarters ended March 31, 2023 and June 30, 2023.

On September 5, 2023, the Company received a determination from the Staff that the Company’s Class A Common Stock had a closing bid price of $0.10 or less for 10 consecutive trading days during a compliance period and so, pursuant to Listing Rule

5810(3)(A)(iii), the Staff determined to delist the Company’s securities from The Nasdaq Capital Market (the “Delisting Determination”). Pursuant to the procedures set out in the Nasdaq Listing Rules, the Company appealed the Delisting Determination to a hearing panel (the “Hearing”), which suspended the Delisting Determination until the Hearing, which was scheduled for November 2, 2023. The Company effected the Reverse Stock Split on October 13, 2023, which caused the price of its Class A Common Stock to trade at a level sufficient to regain compliance with Listing Rule 5810(3)(A)(iii), and Listing Rule 5450(a)(1). On October 27, 2023, the Company was notified by the Staff that it had regained compliance with all applicable listing standards, the Hearing was canceled, and that the Company’s stock will continue to be listed and traded on the Nasdaq Stock Market.

LifeWallet

On January 10, 2022, the Company announced the launch of LifeWallet, LLC (“LifeWallet”). As of December 31, 2023, the Company’s investment related to LifeWallet included in the consolidated statement of operations was limited to activity and expenses incurred during the years ended December 31, 2023 and 2022 which amounted to $4.4 million and $3.9 million, respectively.

Yorkville Purchase Agreement and Yorkville Standby Equity Purchase Agreement

On January 6, 2023, the Company entered into a Company Common Stock Purchase Agreement (the “Yorkville Purchase Agreement”) with YA II PN, Ltd., a Cayman Island exempted company (“Yorkville”), which replaced the CF Agreement discussed below in “Committed Equity Facility” within Note 11, Claims Financing Obligations and Notes Payable. Pursuant to the Yorkville Purchase Agreement, the Company has the right to sell to Yorkville from time to time at its option up to $1 billion in shares of the Company’s Class A Common Stock, subject to the terms, conditions and limitations set forth in the Yorkville Purchase Agreement.

On November 14, 2023, the Company entered into the Standby Equity Purchase Agreement (“Yorkville SEPA”) with Yorkville, which replaced the Yorkville Purchase Agreement described above. Pursuant to the Yorkville SEPA, the Company has the right to sell to Yorkville up to $250 million of its shares of common stock, subject to certain limitations and conditions set forth in the Yorkville SEPA, from time to time during the term of the Yorkville SEPA. Sales of the shares of common stock to Yorkville under the Yorkville SEPA, and the timing of any such sales, are at the Company’s option, and the Company is under no obligation to sell any shares of common stock to Yorkville under the Yorkville SEPA except in connection with notices that may be submitted by Yorkville, in certain circumstances as described below.

Upon the satisfaction of the conditions to Yorkville’s purchase obligation set forth in the Yorkville SEPA, including having a registration statement registering the resale of the shares of common stock issuable under the Yorkville SEPA declared effective by the SEC, the Company will have the right, but not the obligation, from time to time at its discretion until the Yorkville SEPA is terminated to direct Yorkville to purchase a specified number of shares of common stock (“Advance”) by delivering written notice to Yorkville (“Advance Notice”). While there is no mandatory minimum amount for any Advance, it may not exceed an amount equal to 100% of the average of the daily traded amount during the five consecutive trading days immediately preceding an Advance Notice.

The shares of common stock purchased pursuant to an Advance delivered by the Company will be purchased at a price equal to (i) 98% of the VWAP of the shares of common stock on the applicable date of delivery of the Advance Notice during regular trading hours on such date or (ii) 97% of the lowest daily VWAP of the shares of common stock during the three consecutive trading days commencing on the date of the delivery of the Advance Notice, other than the daily VWAP on a day in which the daily VWAP is less than a minimum acceptable price as stated by the Company in the Advance Notice or there is no VWAP on the subject trading day. The Company may establish a minimum acceptable price in each Advance Notice below which the Company will not be obligated to make any sales to Yorkville. “VWAP” is defined as the daily volume weighted average price of the shares of common stock for such trading day on the Nasdaq Stock Market during regular trading hours as reported by Bloomberg L.P.

In connection with the Yorkville SEPA, and subject to the condition set forth therein, Yorkville agreed to advance to the Company in the form of convertible promissory notes (the “Convertible Notes”) an aggregate principal amount of $15.0 million. On November 14, 2023, we issued a Convertible Note to Yorkville in the principal amount of $5.0 million, resulting in net proceeds to us of $4.73 million. On December 11, 2023, we issued a Convertible Note to Yorkville in the principal amount of $5.0 million, resulting in net proceeds to us of $4.75 million. On April 8, 2024, we issued a third Convertible Note to Yorkville in the principal amount of $5.0 million, resulting in net proceeds to us of $4.75 million.

On April 8, 2024, the Company and Yorkville agreed to an amendment to the Yorkville SEPA and Convertible Notes in which: (1) the Floor Price Trigger was reduced from $1.28 to $1.00; (2) the Floor Price Trigger for the 10-day period ending February 5, 2024 has been cured and the monthly payment of $1.5 million that would have been due, was waived; and (3) the maturity date of the Convertible Notes was extended to September 30, 2025. In addition, the third Convertible Note for $5.0 million was issued on April 8, 2024. On April 12, 2024, Yorkville further agreed that, to the extent that it holds Class A Common Stock in such quantities that would prevent the Company from utilizing the SEPA solely due to the Ownership Limitation, Yorkville commits to fund an additional advance in the principal amount of $13,000,000 on the same terms and conditions as the previous advances pursuant to the Yorkville SEPA.

As required pursuant to the Amended and Restated Nomura Promissory Note, 50% of the aggregate proceeds under the Yorkville SEPA will be used to pay amounts outstanding under the Amended and Restated Nomura Promissory Note (first towards accrued and unpaid interest, if any, then towards principal) and the remaining 50% of such proceeds will be used to pay amounts due under the

Convertible Notes, if any, or be paid to the Company after the Convertible Notes are fully repaid. Pursuant to the Third Virage MTA Amendment, 25% of the Company’s portion of any net proceeds from the Yorkville SEPA would be used to pay down the VRM Full Return after the Convertible Notes are fully satisfied.

Interest shall accrue on the outstanding balance of any Convertible Notes at an annual rate equal to 5.0%, subject to an increase to 18% upon an event of default as described in the Convertible Notes, and is payable upon maturity or upon the occurrence of a Trigger Event. The maturity date of each Convertible Note will be September 30, 2025, and may be extended at the option of Yorkville. Yorkville may convert the Convertible Notes into shares of the Company’s common stock at a conversion price equal to the lower of 120% of VWAP the day prior to the date of the closing of each tranche (the “Fixed Price”) or 95% of the lowest daily VWAP during the seven consecutive trading days immediately preceding the conversion (the “Conversion Price”), which in no event may the Conversion Price be lower than 20% of the closing price the trading day immediately prior to the signing of the definitive documents. In addition, upon the occurrence and during the continuation of an event of default, the Convertible Notes shall become immediately due and payable and the Company shall pay to Yorkville the principal and interest due thereunder. Events of default include, among others: (i) the Class A Common Stock shall cease to be quoted or listed for trading, as applicable, on any primary market for a period of ten (10) consecutive Trading Days (the Company is currently in compliance with NASDAQ listing requirements and has not been issued a reverse stock split warning since regaining compliance upon the Reverse Split) and (ii) failure to timely file with the SEC any periodic report on or before the due date of such filing as established by the SEC, including extensions under Rule 12b-25 under the Exchange Act. In no event shall Yorkville be allowed to effect a conversion if such conversion, along with all other shares of common stock beneficially owned by Yorkville and its affiliates would exceed 9.99% of the outstanding shares of the common stock of the Company. If any time on or after November 14, 2023 (i) the daily VWAP is less than $1.00 (the “Floor Price”) for ten consecutive trading days (“Floor Price Trigger”), (ii) the Company has issued substantially all of the shares available under the Exchange Cap (as defined below) (“Exchange Cap Trigger”) or (iii) the Parent is in material breach of the Registration Rights Agreement, dated as of the date hereof, by and between Yorkville and the Company (the “Registration Rights Agreement”) and such breach remains uncured for a period of twenty trading days, or the occurrence of an “Event” (as defined in the Registration Rights Agreement) (“Registration Event Trigger” and collectively with the Floor Price Trigger and the Exchange Cap Trigger, the “Trigger”), then the Company shall make monthly payments to Yorkville beginning on the seventh trading day after the Trigger and continuing monthly in the amount of $1,500,000 plus an 5.0% premium and accrued and unpaid interest. The Exchange Cap Trigger will not apply in the event the Company has obtained the approval from its stockholders in accordance with the rules of Nasdaq Stock Market for the issuance of shares of common stock pursuant to the transactions contemplated in the Convertible Note and the Yorkville SEPA in excess of 19.99% of the aggregate number of shares of common stock issued and outstanding as of the effective date of the Yorkville SEPA (the “Exchange Cap”).

Yorkville, at its discretion and providing that there is a balance remaining outstanding under the Convertible Notes, may deliver a notice under the Yorkville SEPA requiring the issuance and sale of shares of common stock to Yorkville at the Conversion Price in consideration of an offset of the Convertible Notes (“Yorkville Advance”). Yorkville, in its sole discretion, may select the amount of any Yorkville Advance, provided that the number of shares issued does not cause Yorkville to exceed the 9.99% ownership limitation, does not exceed the Exchange Cap or the amount of shares of common stock that are registered. As a result of a Yorkville Advance, the amounts payable under the Convertible Notes will be offset by such amount subject to each Yorkville Advance.

The Company will control the timing and amount of any sales of shares of common stock to Yorkville, except with respect to Yorkville Advances. Actual sales of shares of common stock to Yorkville as an Advance under the Yorkville SEPA will depend on a variety of factors to be determined by the Company from time to time, which may include, among other things, market conditions, the trading price of the Company’s common stock and determinations by the Company as to the appropriate sources of funding for our business and operations.

The Yorkville SEPA will automatically terminate on the earliest to occur of (i) the first day of the month following the 36-month anniversary of the date of the Yorkville SEPA or (ii) the date on which Yorkville shall have made payment of Advances pursuant to the Yorkville SEPA for shares of common stock equal to $250 million. The Company has the right to terminate the Yorkville SEPA at no cost or penalty upon five (5) trading days’ prior written notice to Yorkville, provided that there are no outstanding Advance Notices for which shares of common stock need to be issued and the Company has paid all amounts owed to Yorkville pursuant to the Convertible Notes. The Company and Yorkville may also agree to terminate the Yorkville SEPA by mutual written consent. Neither the Company nor Yorkville may assign or transfer the Company’s respective rights and obligations under the Yorkville SEPA, and no provision of the Yorkville SEPA may be modified or waived by the Company or Yorkville other than by an instrument in writing signed by both parties.

The Yorkville SEPA contains customary representations, warranties, conditions and indemnification obligations of the parties. The representations, warranties and covenants contained in such agreements were made only for purposes of such agreements and as of specific dates, were solely for the benefit of the parties to such agreements and may be subject to limitations agreed upon by the contracting parties.

The net proceeds under the Yorkville SEPA to the Company will depend on the frequency and prices at which the Company sells its shares of common stock to Yorkville. The Company expects that any proceeds received from such sales to Yorkville will be used for working capital and general corporate purposes.

Certain features of the Yorkville SEPA have been identified and classified as an embedded derivatives, which are classified as a liability in accordance with ASC 815 and valued in accordance with ASC 470, Debt. These features classified as embedded derivatives include payment and redemption premiums, increase in interest rate in the event of default and accelerated payments as a result of Trigger events. Per ASC 815, in circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, combined derivative instrument. The fair value of the combined embedded derivative was $37.0 thousand as of December 31, 2023, and the impact in the Statement of Operations for the year-ended December 31, 2023 was $23.0 thousand.

Cano Health

On July 7, 2023, the Company issued 7,960,001 unregistered shares of Class A Common Stock (after giving effect to the Reverse Split) to Cano Health, LLC (“Cano”) as payment for $61.7 million in deferred compensation related to the following agreements, which the Company had the option to pay in cash or in stock and has elected to pay in stock, of which (i) 3,225,807 shares of Common Stock were issued as a deferred consideration for the assignment of certain claims pursuant to that certain Purchase Agreement, effective as of September 30, 2022, as amended to date, by and between MSP Recovery and Cano, and (ii) 4,734,194 shares of Common Stock were issued as deferred consideration for the assignment of certain claims pursuant to that certain Amended and Restated Claims Recovery and Assignment Agreement effective as of December 31, 2021, as amended to date, by and between MSP Recovery and Cano. See summary in “Cano Health” in Note 13, Commitments and Contingencies.

Warrant Agreement with Brickell Key Investments, LP

On October 12, 2022, MSP Recovery, Inc., a Delaware corporation (the “Company”), finalized an Amendment to the Claim Proceeds Investment Agreement (the “Amendment”) and a Warrant Agreement (the “Warrant Agreement”) with Brickell Key Investments LP (the “Holder”), pursuant to which the parties have agreed to amend the original Claims Proceeds Investment Agreement (“CPIA”) and required payment terms. The Amendment and Warrant Agreement were agreed effective September 30, 2022.

Pursuant to the agreements, the Company grants to the Holder the right to purchase Class A common shares in the Company (the “Class A Shares”) in accordance with the terms and conditions of the Agreement. The maximum amount of Class A shares that the holder may purchase from the Company is 2,666,667 (the “Amount”) for a purchase price equal to $6,666.67 ($0.0025 per Class A Share) (the “Exercise Price”) and is payable in cash. This Warrant (the “Warrant”) will expire at 5:00 p.m. (Eastern Time), on September 30, 2027 and may be exercised in whole or in part by Holder at any time prior to such date. The Holder can only sell a maximum of 15% per month of the Class A Shares obtained through the Warrant.

In exchange for the Company issuing the Warrant, the amounts owed to the Holder pursuant to CPIA was reduced from approximately $143 million to equal $80 million (the “Reduced Obligation”), and no further interest will accrue. The Holder has the right to receive the $80 million owed through (1) proceeds as outlined in the CPIA, (2) cash paid by the Company or (3) monetization of the Warrant (through the sale of the Warrant or sale of the underlying Class A Shares). If the Holder monetizes the Warrant, the amount owed will be reduced at a measure of $30.00 per Class A Share (five-day volume weighted average price as of September 30, 2022).

Investment Capacity Agreement

On September 27, 2021, the Company entered into an Investment Capacity Agreement (the “ICA”) providing for potential future transactions regarding select healthcare Claims recovery interests with its investment partner, Virage, which transactions may include the sale of Claims by MSP. The ICA provides that the maximum value of such Claims will be $3 billion.

When the Company takes an assignment, the Company takes an assignment of the entire recovery but often has a contractual obligation to pay the Assignor 50% of any recoveries. This 50% interest typically is retained by the Assignor (the “Retained Interest”), although in some cases, the Company has acquired all of the recoveries, and the applicable Assignor has not kept any Retained Interest. The Retained Interest is not an asset of the Company, but an obligation to pay these Assignors, with the Company keeping the other 50% interest of any recoveries. Virage’s funding in connection with future transactions generally will be used to purchase Retained Interests from existing Assignors or new MSP Assignors, although its funds can also be used to buy 50% of the recoveries from the Company, in the event the applicable Assignor did not retain any Retained Interest. In connection with transactions consummated under the ICA, the Company may receive certain fees, including a finder’s fee for identifying the recoveries and a servicing fee for servicing the Claims.

Pursuant to the ICA, the Company will assist Virage in acquiring these Retained Interests for a cash price. Virage will be paid the recovery generated from the purchased Retained Interests when received through litigation or settlements. The ICA is separate and distinct from the equity investment in the Company by VRM MSP (an affiliate of Virage). While the ICA is still in effect as of the date of this annual report, it is uncertain if or when the Company would transact on the ICA. To date, there have been no transactions in connection with this ICA, and the Company does not anticipate any in the foreseeable future.

Prudent Assignment and Sale of Proceeds Agreement

On June 30, 2022, the Company entered into an Assignment and Sale of Proceeds Agreement (the “Assignment Agreement”) and a Recovery Services Agreement (the “Services Agreement” and collectively, the “Agreements”) with the Prudent Group (“Prudent”) in order to monetize up to $250 million of the value of the Company’s net recovery interest in Claim demand letters that the Company has commenced sending to insurers who admitted they had primary payer responsibility for the underlying accidents to the federal government (“Net Recovery Proceeds”).

Pursuant to the Agreements, at the Company’s sole and absolute discretion, the Company has the right to direct Prudent to acquire, on a non-recourse basis, a percentage of the Company’s Net Recovery Proceeds, up to an aggregate of $250 million, at a purchase price of 90% of the Net Recovery Proceeds of such Claim.

Under the Services Agreement, the Company will service and recover on the demand letters and will retain any revenues generated in excess of the amount received from Prudent, plus up to an 18% annual return on the amount Prudent paid for the Net Recovery Proceeds. Prudent may terminate the Services Agreement upon sixty (60) days prior written notice to the Company.

The Company may utilize the Assignment Agreement as funding if needed. While the Prudent Agreements are still in effect as of the date of these financial statements, it is uncertain if or when the Company would transact on the agreements.

Going Concern

As an early-stage growth company, the Company has incurred substantial net losses since inception. As of December 31, 2023, the Company had unrestricted cash and cash equivalents totaling $11.6 million. The Company has incurred recurring losses and negative cash flows since inception and has an accumulated deficit of $85.6 million as of December 31, 2023. For the year ended December 31, 2023, the Company used approximately $40.0 million of cash in operations. The Company’s liquidity will depend on the ability to generate substantial Claims recovery income and Claims recovery services income in the near future, the timing and amount of which is uncertain, as well as its ability to secure funding from capital sources. The Company’s principal liquidity needs have been working capital, debt service, and Claims financing obligations.

The Company anticipates sources of liquidity to include the Working Capital Credit Facility and the Yorkville SEPA as disclosed in Note 11, Claims Financing Obligations and Notes Payable, and has taken several actions to address liquidity concerns, including:

1.
On March 29, 2023, Subrogation Holdings and its parent MSP Recovery entered into the Working Capital Credit Facility consisting of commitments to fund up to $48 million in proceeds. Certain terms were amended to the Working Capital Credit Facility, which were memorialized in the Second Amended and Restated First Lien Credit Agreement dated November 10, 2023. See summary in “Hazel Transactions” in Note 11, Claims Financing Obligations and Notes Payable, within the notes to the consolidated financial statements as of and for the year ended December 31, 2023 appearing elsewhere in this Annual Report.
2.
On November 13, 2023, the Company entered into the MTA Amendment No. 2 and Amendment to the Amended and Restated Security Agreement (“Second Virage MTA Amendment”), which extended the due date for the payment obligations to Virage to December 31, 2024. See summary in Note 4, Asset Acquisitions, within the notes to the consolidated financial statements as of and for the year ended December 31, 2023 appearing elsewhere in this Annual Report. On April 1, 2024, the Company entered into the MTA Amendment No. 3 and Amendment No. 2 to the Amended and Restated Security Agreement (“Third Virage MTA Amendment”), which: (i) extended the VRM Full Return payment due date to September 30, 2025, subject to acceleration upon certain triggering events; (ii) the Company agreed that, after the Convertible Notes are fully satisfied, 25% of the Company’s portion of any net proceeds from the Yorkville SEPA would be used to pay down the VRM Full Return; and (iii) commence the sale of certain reserved shares of Messrs. John H. Ruiz and Frank C. Quesada, and the delivery of the resulting net cash proceeds thereof to VRM.
3.
On November 13, 2023, the Company entered into the Amended and Restated Nomura Promissory Note, which extended the due date to December 31, 2024. See summary in Note 11, Claims Financing Obligations and Notes Payable, within the notes to the consolidated financial statements as of and for the year ended December 31, 2023 appearing elsewhere in this Annual Report. On March 26, 2024, the maturity date of the Amended and Restated Nomura Promissory Note was extended to September 30, 2025.
4.
On November 14, 2023, the Company entered into the Yorkville SEPA, which included the issuance of Convertible Notes to Yorkville having aggregate principal amounts of up to $15.0 million in connection with the purchase of Class A Common Stock. See summary in “Committed Equity Facility” within Note 1, Description of the Business, and Note 11, Claims Financing Obligations and Notes Payable, within the notes to the consolidated financial statements as of and for the year ended December 31, 2023 appearing elsewhere in this Annual Report. On April 8, 2024, the maturity date of the Convertible Notes was extended to September 30, 2025. On April 12, 2024, Yorkville further agreed that, to the extent that it holds Class A Common Stock in such quantities that would prevent the Company from utilizing the SEPA solely due to the Ownership Limitation, Yorkville commits to fund an additional advance in the principal amount of $13,000,000 on the same terms and conditions as the previous advances pursuant to the Yorkville SEPA. Refer to Note 1, Description of the Business, for additional information.

The Company has concluded that such actions alleviate the substantial doubt about the Company’s ability to continue as a going concern beyond one year from the date these financial statements are issued.